Segment, Customer and Geographic Information (Schedule of Major Customers and Percentage of Group's Total Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Total revenues	$ 487,763		$ 386,470		$ 373,473
Customer 1 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 93,959		$ 86,896		$ 80,861
Percentage of revenues of the Group	19.26%		22.48%		21.65%
Customer 2 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 70,801		$ 74,694		$ 76,653
Percentage of revenues of the Group	14.52%		19.33%		20.52%
Customer 3 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 0	[1]	$ 0	[1]	$ 56,393
Percentage of revenues of the Group	0.00%	[1]	0.00%	[1]	15.10%
Customer 4 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 0	[1]	$ 0	[1]	$ 48,724
Percentage of revenues of the Group	0.00%	[1]	0.00%	[1]	13.05%
Customer 5 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 0	[1]	$ 0	[1]	$ 39,904
Percentage of revenues of the Group	0.00%	[1]	0.00%	[1]	10.68%

[1]	Represents an amount less than 10% of the revenues.